Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT3-0926
1.9867768.110
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 7.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	1,645,865	5,810,520
Interactive Media & Services - 0.0%
CAR Group Ltd	150,611	2,749,989
REA Group Ltd (c)	22,036	2,488,624
		5,238,613
TOTAL COMMUNICATION SERVICES		11,049,133
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
Wesfarmers Ltd	475,086	29,757,174
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	227,131	10,208,418
Lottery Corp/The	931,426	3,649,316
		13,857,734
TOTAL CONSUMER DISCRETIONARY		43,614,908
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	562,070	9,495,039
Woolworths Group Ltd	511,207	14,265,556
TOTAL CONSUMER STAPLES		23,760,595
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	1,359,111	7,548,162
Woodside Energy Group Ltd	795,560	18,620,037
TOTAL ENERGY		26,168,199
Financials - 2.8%
Banks - 2.2%
ANZ Group Holdings Ltd	1,261,362	32,965,799
Commonwealth Bank of Australia	700,299	87,540,758
National Australia Bank Ltd	1,312,640	38,008,754
Westpac Banking Corp	1,431,306	37,954,342
		196,469,653
Capital Markets - 0.3%
ASX Ltd	81,774	3,154,328
Macquarie Group Ltd	154,161	27,366,482
		30,520,810
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	143,088	4,643,899
Insurance - 0.3%
Insurance Australia Group Ltd	934,319	5,566,853
Medibank Pvt Ltd	1,152,477	4,177,431
QBE Insurance Group Ltd	628,460	10,900,491
Suncorp Group Ltd	453,151	6,097,035
		26,741,810
TOTAL FINANCIALS		258,376,172
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	203,093	17,559,472
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	27,368	2,293,671
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	2,173,829	4,482,428
Sonic Healthcare Ltd	191,313	2,927,950
		7,410,378
Health Care Technology - 0.0%
Pro Medicus Ltd	24,045	2,735,333
TOTAL HEALTH CARE		29,998,854
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	565,001	7,756,167
Passenger Airlines - 0.0%
Qantas Airways Ltd	310,284	2,159,272
Professional Services - 0.1%
Computershare Ltd	217,836	6,259,102
Trading Companies & Distributors - 0.0%
SGH Ltd	85,159	2,633,604
Transportation Infrastructure - 0.1%
Transurban Group unit	1,305,714	13,559,526
TOTAL INDUSTRIALS		32,367,671
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	80,875	2,084,548
Materials - 2.3%
Metals & Mining - 2.3%
BHP Group Ltd	2,126,427	89,630,085
Evolution Mining Ltd	849,957	6,739,587
Fortescue Ltd	676,444	8,777,712
Glencore PLC	3,928,747	28,936,591
Lynas Rare Earths Ltd (b)	379,075	3,720,534
Northern Star Resources Ltd	568,943	7,884,874
PLS Group Ltd (b)	1,314,614	3,819,781
Rio Tinto Ltd	155,597	18,544,323
Rio Tinto PLC	446,391	43,375,662
South32 Ltd	1,877,475	5,985,585
TOTAL MATERIALS		217,414,734
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	1,013,697	3,034,372
Industrial REITs - 0.2%
Goodman Group unit	834,299	17,369,217
Retail REITs - 0.1%
Scentre Group unit	2,185,677	6,000,811
Vicinity Ltd unit	1,650,579	3,102,009
		9,102,820
TOTAL REAL ESTATE		29,506,409
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	720,924	5,438,955
Gas Utilities - 0.0%
Apa Group unit	553,955	3,962,668
TOTAL UTILITIES		9,401,623
TOTAL AUSTRALIA		683,742,846
AUSTRIA - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	61,630	4,487,984
Financials - 0.4%
Banks - 0.4%
BAWAG Group AG (d)(e)	30,611	6,184,398
Erste Group Bank AG	128,842	16,759,165
Raiffeisen Bank International AG	55,061	3,771,519
TOTAL FINANCIALS		26,715,082
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	28,495	1,956,754
TOTAL AUSTRIA		33,159,820
BELGIUM - 0.9%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,987	1,859,187
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	376,041	32,660,661
Food Products - 0.0%
Lotus Bakeries NV	171	2,196,681
TOTAL CONSUMER STAPLES		34,857,342
Financials - 0.3%
Banks - 0.2%
KBC Group NV	96,129	13,817,597
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	30,657	2,762,768
Sofina SA	6,526	1,849,757
		4,612,525
Insurance - 0.1%
Ageas SA/NV	62,438	5,176,827
TOTAL FINANCIALS		23,606,949
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	8,382	1,875,146
UCB SA	50,872	13,075,994
TOTAL HEALTH CARE		14,951,140
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA (c)	29,355	2,601,428
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	18,258	2,625,460
TOTAL BELGIUM		80,501,506
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	66,622	3,140,074
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	144,394	7,112,886
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	547,539	25,445,676
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	669,900	2,048,622
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	1,548,500	10,307,011
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuilding (Holdings) Ltd	1,081,000	3,299,769
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	565,000	2,844,308
TOTAL INDUSTRIALS		6,144,077
TOTAL CHINA		43,945,386
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	89,266	4,237,257
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV (c)	62,771	1,195,789
DENMARK - 1.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	31,385	3,931,598
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	39,341	5,803,435
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	262,067	15,088,461
Insurance - 0.0%
Tryg A/S	127,922	3,052,998
TOTAL FINANCIALS		18,141,459
Health Care - 0.9%
Biotechnology - 0.1%
Genmab A/S (b)	25,543	7,352,257
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	52,778	3,490,197
Demant A/S (b)	35,445	1,536,569
		5,026,766
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	1,347,744	63,750,420
TOTAL HEALTH CARE		76,129,443
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	80,496	17,396,877
Building Products - 0.0%
ROCKWOOL A/S Series B	39,343	1,261,258
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	401,472	10,806,609
TOTAL INDUSTRIALS		29,464,744
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	147,458	9,600,012
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	193,510	4,328,749
TOTAL DENMARK		147,399,440
FINLAND - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	59,521	2,400,910
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	114,298	2,844,303
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	177,042	6,239,007
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	1,284,948	25,934,306
Insurance - 0.1%
Sampo Oyj A Shares	999,820	11,069,763
TOTAL FINANCIALS		37,004,069
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	45,869	4,289,690
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	137,494	7,943,415
Metso Oyj	268,850	4,994,493
Wartsila OYJ Abp	204,287	6,911,728
TOTAL INDUSTRIALS		19,849,636
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	2,102,603	19,434,217
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	230,901	2,646,126
UPM-Kymmene Oyj	220,843	6,008,208
TOTAL MATERIALS		8,654,334
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	187,741	4,270,335
TOTAL FINLAND		104,986,501
FRANCE - 8.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	779,214	14,888,984
Media - 0.1%
Publicis Groupe SA	95,780	10,222,651
TOTAL COMMUNICATION SERVICES		25,111,635
Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	258,967	10,467,571
Automobiles - 0.0%
Renault SA	77,345	2,442,267
Hotels, Restaurants & Leisure - 0.1%
Accor SA	78,575	4,068,334
Sodexo SA	32,396	2,130,256
		6,198,590
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	10,824	19,178,766
Kering SA	29,854	9,854,015
LVMH Moet Hennessy Louis Vuitton SE	104,134	57,183,653
		86,216,434
TOTAL CONSUMER DISCRETIONARY		105,324,862
Consumer Staples - 0.8%
Beverages - 0.1%
Pernod Ricard SA	81,815	6,376,115
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	246,502	4,523,801
Food Products - 0.2%
Danone SA	263,760	20,516,869
Personal Care Products - 0.5%
L'Oreal SA	77,218	34,392,539
L'Oreal SA (loyalty shares)	23,300	10,377,712
		44,770,251
TOTAL CONSUMER STAPLES		76,187,036
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Bollore SE	258,673	1,154,974
TotalEnergies SE	824,209	72,632,366
TOTAL ENERGY		73,787,340
Financials - 1.3%
Banks - 0.9%
BNP Paribas SA	414,891	52,719,674
Credit Agricole SA	379,878	8,488,549
Societe Generale SA Series A	267,390	25,133,766
		86,341,989
Capital Markets - 0.0%
Amundi SA (d)(e)	25,910	2,819,000
Insurance - 0.4%
AXA SA	656,152	34,008,119
TOTAL FINANCIALS		123,169,108
Health Care - 0.4%
Biotechnology - 0.0%
Abivax SA (b)(c)	25,392	3,151,313
Health Care Equipment & Supplies - 0.4%
BioMerieux	16,098	1,282,732
EssilorLuxottica SA	128,803	24,385,237
		25,667,969
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	12,219	2,348,859
Pharmaceuticals - 0.0%
Ipsen SA	14,030	2,705,078
TOTAL HEALTH CARE		33,873,219
Industrials - 2.3%
Aerospace & Defense - 1.5%
Airbus SE	248,662	58,375,571
Dassault Aviation SA	7,155	2,460,385
Safran SA	144,429	56,757,903
Thales SA	38,782	10,997,008
		128,590,867
Building Products - 0.2%
Cie de Saint-Gobain SA	186,364	17,515,815
Construction & Engineering - 0.4%
Bouygues SA	92,717	5,222,731
Eiffage SA	28,707	4,080,004
Vinci SA	194,927	27,522,303
		36,825,038
Electrical Equipment - 0.2%
Legrand SA	106,999	16,266,979
Ground Transportation - 0.0%
Ayvens SA (d)(e)	139,411	1,869,659
Machinery - 0.0%
Alstom SA (b)(c)	145,010	2,686,447
Professional Services - 0.0%
Bureau Veritas SA	132,953	4,240,686
Trading Companies & Distributors - 0.0%
Rexel SA	92,931	3,840,736
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (c)	13,459	1,860,877
Getlink SE Series A	103,572	2,207,142
		4,068,019
TOTAL INDUSTRIALS		215,904,246
Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	64,000	7,607,087
Software - 0.1%
Dassault Systemes SE	280,765	6,532,001
TOTAL INFORMATION TECHNOLOGY		14,139,088
Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	205,192	40,424,575
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	22,188	1,353,504
Office REITs - 0.0%
Gecina SA	18,478	1,597,028
Retail REITs - 0.1%
Klepierre SA	90,033	4,084,340
Unibail-Rodamco-Westfield unit	45,236	5,492,858
		9,577,198
TOTAL REAL ESTATE		12,527,730
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	567,657	17,694,509
Engie SA PF shares	177,100	5,520,407
Veolia Environnement SA	248,313	9,881,210
TOTAL UTILITIES		33,096,126
TOTAL FRANCE		753,544,965
GERMANY - 8.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	1,436,884	44,343,687
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	24,104	1,626,038
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	29,220	2,505,226
TOTAL COMMUNICATION SERVICES		48,474,951
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	46,033	3,828,256
Automobiles - 0.4%
Bayerische Motoren Werke AG	139,718	9,554,168
Mercedes-Benz Group AG	302,212	16,340,357
		25,894,525
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	88,446	2,882,279
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	67,793	12,543,274
TOTAL CONSUMER DISCRETIONARY		45,148,334
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	38,051	3,117,910
Personal Care Products - 0.1%
Beiersdorf AG (c)	38,071	3,536,456
TOTAL CONSUMER STAPLES		6,654,366
Financials - 2.0%
Banks - 0.1%
Commerzbank AG (c)	271,301	11,785,088
Capital Markets - 0.5%
Deutsche Bank AG	759,550	27,918,519
Deutsche Boerse AG	76,013	22,896,425
		50,814,944
Insurance - 1.4%
Allianz SE	159,195	79,295,417
Hannover Rueck SE	25,233	7,291,817
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	54,671	32,840,878
Talanx AG	24,854	3,304,542
		122,732,654
TOTAL FINANCIALS		185,332,686
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	141,611	6,030,446
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	79,811	4,096,052
Fresenius SE & Co KGaA	176,775	9,085,750
		13,181,802
Pharmaceuticals - 0.3%
Bayer AG	411,118	22,815,315
Merck KGaA	54,084	8,938,368
		31,753,683
TOTAL HEALTH CARE		50,965,931
Industrials - 2.7%
Aerospace & Defense - 0.4%
Hensoldt AG (c)	25,375	2,330,919
MTU Aero Engines AG	22,560	9,412,250
Rheinmetall AG	19,483	25,755,536
		37,498,705
Air Freight & Logistics - 0.3%
Deutsche Post AG	384,995	25,718,359
Construction & Engineering - 0.0%
HOCHTIEF AG	6,179	3,157,939
Electrical Equipment - 0.6%
Siemens Energy AG	324,315	55,406,968
Industrial Conglomerates - 1.2%
Siemens AG	310,884	101,860,079
Machinery - 0.2%
Daimler Truck Holding AG	192,230	10,848,532
Gea Group Ag	61,315	4,358,987
Knorr-Bremse AG	26,983	3,201,779
Rational AG	2,141	1,664,035
		20,073,333
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	250,934	2,633,058
Trading Companies & Distributors - 0.0%
Brenntag SE	48,337	3,407,932
TOTAL INDUSTRIALS		249,756,373
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	546,493	39,218,299
Software - 0.9%
Nemetschek SE	24,167	1,617,748
SAP SE	436,982	80,096,693
		81,714,441
TOTAL INFORMATION TECHNOLOGY		120,932,740
Materials - 0.4%
Chemicals - 0.3%
BASF SE	373,497	21,682,857
Evonik Industries AG	107,255	2,169,367
Symrise AG	55,566	5,709,166
		29,561,390
Construction Materials - 0.1%
Heidelberg Materials AG	55,353	10,304,793
TOTAL MATERIALS		39,866,183
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	301,787	7,321,550
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	269,365	17,761,151
Multi-Utilities - 0.2%
E.ON SE	939,523	20,240,403
TOTAL UTILITIES		38,001,554
TOTAL GERMANY		792,454,668
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (c)	38,897	3,713,886
HONG KONG - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,428,000	2,416,296
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	3,221,500	3,471,090
Financials - 1.0%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	20,555	2,160,742
Hong Kong Exchanges & Clearing Ltd	504,060	26,262,963
		28,423,705
Insurance - 0.7%
AIA Group Ltd	4,397,400	44,329,742
Prudential PLC	1,056,237	15,873,711
		60,203,453
TOTAL FINANCIALS		88,627,158
Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd (c)	651,190	2,750,104
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	146,500	1,858,710
Machinery - 0.2%
Techtronic Industries Co Ltd	574,500	9,669,744
TOTAL INDUSTRIALS		14,278,558
Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	732,425	4,467,920
Henderson Land Development Co Ltd	557,021	2,017,162
Hongkong Land Holdings Ltd (Singapore)	405,020	3,284,204
Sino Land Co Ltd	1,587,730	2,166,264
Sun Hung Kai Properties Ltd	545,500	8,561,541
Wharf Real Estate Investment Co Ltd	635,000	2,152,186
		22,649,277
Retail REITs - 0.1%
Link REIT	1,133,086	5,652,138
TOTAL REAL ESTATE		28,301,415
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	253,000	2,019,509
CLP Holdings Ltd	687,000	6,830,392
Power Assets Holdings Ltd	579,500	4,363,393
		13,213,294
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd (c)	4,685,074	4,199,743
TOTAL UTILITIES		17,413,037
TOTAL HONG KONG		154,507,554
INDONESIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	67,461	4,480,420
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	66,830	6,380,983
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	887,249	10,492,210
Bank of Ireland Group PLC	397,798	8,298,259
TOTAL FINANCIALS		18,790,469
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	64,109	5,932,665
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	67,433	10,175,640
TOTAL INDUSTRIALS		16,108,305
TOTAL IRELAND		41,279,757
ISRAEL - 1.1%
Financials - 0.5%
Banks - 0.4%
Bank Hapoalim BM	548,218	13,331,930
Bank Leumi Le-Israel BM	618,407	14,646,322
Israel Discount Bank Ltd Class A	511,995	5,353,627
Mizrahi Tefahot Bank Ltd	65,294	4,864,205
		38,196,084
Insurance - 0.1%
Harel Insurance Investments & Financial Services Ltd	49,513	2,846,207
Phoenix Financial Ltd	95,233	5,359,096
		8,205,303
TOTAL FINANCIALS		46,401,387
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	487,272	17,059,393
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	11,688	9,413,878
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (b)	12,773	5,120,901
Tower Semiconductor Ltd (b)	46,767	10,358,665
		15,479,566
Software - 0.0%
Check Point Software Technologies Ltd (b)	32,714	4,158,931
TOTAL INFORMATION TECHNOLOGY		19,638,497
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	297,062	1,521,027
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	18,230	2,413,768
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enlight Renewable Energy Ltd (b)	58,250	4,955,014
OPC Energy Ltd (b)	71,341	2,239,078
TOTAL UTILITIES		7,194,092
TOTAL ISRAEL		103,642,042
ITALY - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA/Milano (b)	714,995	6,062,523
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	50,720	19,891,690
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	91,999	5,208,952
TOTAL CONSUMER DISCRETIONARY		25,100,642
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	83,885	5,664,106
Davide Campari-Milano NV	244,745	1,664,015
TOTAL CONSUMER STAPLES		7,328,121
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	760,278	21,148,416
Financials - 1.8%
Banks - 1.5%
Banca Monte dei Paschi di Siena SpA	794,686	10,600,825
Banco BPM SpA	475,547	8,650,648
BPER Banca SPA	654,759	10,623,347
FinecoBank Banca Fineco SpA	256,060	6,995,078
Intesa Sanpaolo SpA	5,829,632	44,068,010
UniCredit SpA	567,934	53,562,915
		134,500,823
Financial Services - 0.1%
Banca Mediolanum SpA	85,782	2,291,965
Poste Italiane SpA	191,300	5,781,863
		8,073,828
Insurance - 0.2%
Generali	340,485	17,255,455
Unipol Assicurazioni SpA	150,122	4,686,174
		21,941,629
TOTAL FINANCIALS		164,516,280
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	43,757	2,606,175
Industrials - 0.3%
Aerospace & Defense - 0.1%
Leonardo SpA	169,358	10,764,670
Electrical Equipment - 0.2%
Prysmian SpA	117,835	16,260,444
Passenger Airlines - 0.0%
Ryanair Holdings PLC	174,740	4,899,972
TOTAL INDUSTRIALS		31,925,086
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	3,190,864	36,035,723
Terna - Rete Elettrica Nazionale	588,790	6,770,621
		42,806,344
Gas Utilities - 0.0%
Italgas SpA	255,185	2,632,508
Snam SpA	843,858	5,729,583
		8,362,091
TOTAL UTILITIES		51,168,435
TOTAL ITALY		309,855,678
JAPAN - 22.9%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.1%
NTT Inc	12,618,300	12,094,815
Entertainment - 0.4%
Capcom Co Ltd	111,500	2,800,921
Konami Group Corp	40,500	5,217,191
Nexon Co Ltd	124,410	1,949,810
Nintendo Co Ltd	457,900	21,842,825
Toho Co Ltd/Tokyo (c)	220,950	2,121,727
		33,932,474
Interactive Media & Services - 0.0%
LY Corp	1,080,300	3,009,980
Wireless Telecommunication Services - 1.0%
KDDI Corp	1,226,700	22,600,374
SoftBank Corp	12,041,600	16,901,324
SoftBank Group Corp	1,553,700	48,393,884
		87,895,582
TOTAL COMMUNICATION SERVICES		136,932,851
Consumer Discretionary - 3.5%
Automobile Components - 0.4%
Aisin Corp	190,570	2,627,334
Bridgestone Corp	446,600	11,028,981
Denso Corp	670,300	8,230,549
Sumitomo Electric Industries Ltd	1,196,000	15,829,177
		37,716,041
Automobiles - 1.3%
Honda Motor Co Ltd	1,517,500	15,295,827
Isuzu Motors Ltd	216,200	3,225,607
Nissan Motor Co Ltd (b)(c)	971,400	2,050,894
Subaru Corp	217,600	3,704,084
Suzuki Motor Corp	657,700	8,585,320
Toyota Motor Corp	3,965,850	75,052,453
Yamaha Motor Co Ltd (c)	372,800	3,118,429
		111,032,614
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	797,800	4,469,614
Rakuten Group Inc (b)	590,800	3,080,521
Ryohin Keikaku Co Ltd	211,500	5,547,705
		13,097,840
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	452,100	9,023,760
Zensho Holdings Co Ltd	38,700	2,416,488
		11,440,248
Household Durables - 0.9%
Panasonic Holdings Corp	975,800	25,802,560
Sekisui House Ltd (c)	249,700	5,466,503
Sony Group Corp	2,444,900	57,134,559
		88,403,622
Leisure Products - 0.1%
Bandai Namco Holdings Inc	210,800	6,106,714
Shimano Inc	29,900	3,774,283
		9,880,997
Specialty Retail - 0.5%
Fast Retailing Co Ltd	79,900	39,124,575
Nitori Holdings Co Ltd (c)	161,600	2,607,093
Sanrio Co Ltd (c)	400,800	3,216,067
		44,947,735
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	284,327	8,383,223
TOTAL CONSUMER DISCRETIONARY		324,902,320
Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	588,800	6,144,835
Kirin Holdings Co Ltd	324,400	6,001,321
Suntory Beverage & Food Ltd	51,700	1,498,889
		13,645,045
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	902,700	7,744,912
Seven & i Holdings Co Ltd	790,200	10,478,150
		18,223,062
Food Products - 0.2%
Ajinomoto Co Inc	358,000	11,040,143
Kikkoman Corp	284,000	2,924,907
		13,965,050
Household Products - 0.0%
Unicharm Corp	448,200	2,842,913
Personal Care Products - 0.1%
Kao Corp	379,600	7,803,087
Shiseido Co Ltd	167,400	3,306,760
		11,109,847
Tobacco - 0.3%
Japan Tobacco Inc	460,300	20,523,346
TOTAL CONSUMER STAPLES		80,309,263
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	1,076,100	8,887,006
Idemitsu Kosan Co Ltd	323,615	2,649,284
Inpex Corp	368,800	8,500,348
TOTAL ENERGY		20,036,638
Financials - 4.5%
Banks - 2.9%
Chiba Bank Ltd/The	227,200	3,693,150
Japan Post Bank Co Ltd	748,184	14,466,239
Mitsubishi UFJ Financial Group Inc	4,469,700	99,837,444
Mizuho Financial Group Inc	989,820	51,316,427
Resona Holdings Inc	868,920	11,783,260
Sumitomo Mitsui Financial Group Inc	1,521,600	65,381,535
Sumitomo Mitsui Trust Group Inc	1,052,800	10,825,608
Yokohama Financial Group Inc	407,100	4,633,941
		261,937,604
Capital Markets - 0.3%
Daiwa Securities Group Inc	525,400	5,877,464
Japan Exchange Group Inc	399,400	5,433,081
Nomura Holdings Inc	1,227,900	11,879,314
SBI Holdings Inc	221,300	4,177,765
		27,367,624
Financial Services - 0.2%
Mitsubishi HC Capital Inc	368,300	3,391,013
ORIX Corp	458,600	18,508,800
		21,899,813
Insurance - 1.1%
Daiichi Life Group Inc	1,439,900	17,361,407
Japan Post Holdings Co Ltd	705,100	10,431,504
Japan Post Insurance Co Ltd	221,700	2,441,163
MS&AD Insurance Group Holdings Inc	499,700	15,382,550
Sompo Holdings Inc	342,100	15,188,089
T&D Holdings Inc	183,800	5,792,610
Tokio Marine Holdings Inc	748,600	38,153,448
		104,750,771
TOTAL FINANCIALS		415,955,812
Health Care - 1.2%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	141,600	21,653,051
Olympus Corp	443,100	5,064,361
Terumo Corp	557,600	8,179,933
		34,897,345
Pharmaceuticals - 0.9%
Astellas Pharma Inc	719,400	9,880,819
Chugai Pharmaceutical Co Ltd	281,100	12,197,309
Daiichi Sankyo Co Ltd	713,500	11,531,259
Eisai Co Ltd	106,800	3,210,713
Kyowa Kirin Co Ltd	99,000	1,589,201
Otsuka Holdings Co Ltd	176,100	12,210,675
Shionogi & Co Ltd	316,400	5,720,921
Takeda Pharmaceutical Co Ltd	665,903	22,864,207
		79,205,104
TOTAL HEALTH CARE		114,102,449
Industrials - 5.6%
Building Products - 0.2%
AGC Inc	79,630	3,003,088
Daikin Industries Ltd	110,400	15,991,978
		18,995,066
Commercial Services & Supplies - 0.0%
Dai Nippon Printing Co Ltd	151,740	2,751,384
Secom Co Ltd	166,000	7,150,628
TOPPAN Holdings Inc	92,500	2,593,779
		12,495,791
Construction & Engineering - 0.2%
Kajima Corp	165,900	5,543,425
Obayashi Corp	260,600	5,121,911
Shimizu Corp	202,400	2,981,520
Taisei Corp	59,800	4,843,947
		18,490,803
Electrical Equipment - 0.7%
Fuji Electric Co Ltd	57,800	5,044,166
Fujikura Ltd	631,400	16,022,634
Furukawa Electric Co Ltd	274,000	5,228,448
Mitsubishi Electric Corp	795,900	28,670,803
NIDEC CORP (b)	349,300	5,609,005
		60,575,056
Ground Transportation - 0.3%
Central Japan Railway Co	314,200	7,818,820
East Japan Railway Co	403,500	9,283,948
Hankyu Hanshin Holdings Inc	94,700	2,801,976
Seibu Holdings Inc	83,200	1,863,253
West Japan Railway Co	171,600	3,238,061
		25,006,058
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	7,400	1,809,424
Hitachi Ltd	1,850,600	60,645,190
		62,454,614
Machinery - 1.2%
Daifuku Co Ltd	131,100	4,829,228
Ebara Corp	191,300	6,494,176
FANUC Corp	390,500	15,735,393
IHI Corp	407,800	7,130,365
Kawasaki Heavy Industries Ltd	307,400	5,251,825
Komatsu Ltd	360,100	15,624,833
Kubota Corp	405,000	6,871,026
Makita Corp	90,820	2,925,349
MINEBEA MITSUMI Inc	138,510	3,154,444
Mitsubishi Heavy Industries Ltd	1,341,200	31,333,568
SMC Corp	22,700	9,807,769
		109,157,976
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	147,100	2,621,151
Mitsui OSK Lines Ltd	140,500	5,190,343
Nippon Yusen KK	162,500	6,239,595
		14,051,089
Passenger Airlines - 0.0%
ANA Holdings Inc (c)	67,500	1,318,395
Professional Services - 0.5%
Recruit Holdings Co Ltd	554,600	43,858,224
Trading Companies & Distributors - 1.6%
ITOCHU Corp	2,321,300	29,131,414
Marubeni Corp	590,700	19,091,829
Mitsubishi Corp	1,264,500	37,799,420
Mitsui & Co Ltd	989,000	30,346,757
Sumitomo Corp	1,700,000	17,645,940
Toyota Tsusho Corp	266,720	11,070,306
		145,085,666
TOTAL INDUSTRIALS		511,488,738
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 1.2%
Ibiden Co Ltd	97,300	9,734,169
Keyence Corp	78,900	39,575,216
Kyocera Corp	489,900	11,173,049
Murata Manufacturing Co Ltd	677,700	30,878,967
TDK Corp	793,100	15,250,098
Yokogawa Electric Corp	91,500	3,263,322
		109,874,821
IT Services - 0.5%
Fujitsu Ltd	709,800	16,360,376
NEC Corp	513,800	15,269,452
Nomura Research Institute Ltd	158,120	4,677,751
Obic Co Ltd	135,500	3,886,622
Otsuka Corp	95,400	1,968,537
		42,162,738
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	306,300	60,519,349
Disco Corp	36,300	12,974,869
Kioxia Holdings Corp (b)	131,400	36,625,968
Lasertec Corp	32,500	7,466,300
Renesas Electronics Corp	724,100	14,513,686
SCREEN Holdings Co Ltd (c)	63,900	4,874,589
Tokyo Electron Ltd	187,500	62,688,243
		199,663,004
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	334,900	9,321,983
FUJIFILM Holdings Corp	468,500	11,028,323
		20,350,306
TOTAL INFORMATION TECHNOLOGY		372,050,869
Materials - 0.9%
Chemicals - 0.6%
Asahi Kasei Corp	514,400	5,491,191
Mitsubishi Chemical Group Corp	497,700	3,662,500
Nippon Paint Holdings Co Ltd (c)	396,800	2,994,227
Nippon Sanso Holdings Corp	72,500	2,606,321
Nitto Denko Corp	284,000	5,997,062
Resonac Holdings Corp	73,500	6,122,486
Shin-Etsu Chemical Co Ltd	685,300	24,431,040
Toray Industries Inc	535,100	3,843,759
		55,148,586
Metals & Mining - 0.3%
JFE Holdings Inc	240,800	2,732,146
JX Advanced Metals Corp	229,400	5,314,783
Mitsui Kinzoku Co Ltd	22,800	4,292,628
Nippon Steel Corp (c)	2,023,800	8,244,600
Sumitomo Metal Mining Co Ltd	100,430	5,048,157
		25,632,314
TOTAL MATERIALS		80,780,900
Real Estate - 0.4%
Office REITs - 0.0%
Nippon Building Fund Inc	3,135	2,644,394
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	119,000	2,511,861
Daiwa House Industry Co Ltd	234,600	6,889,396
Hulic Co Ltd	192,800	2,119,787
Mitsubishi Estate Co Ltd	433,000	10,512,020
Mitsui Fudosan Co Ltd	1,037,900	10,110,616
Sumitomo Realty & Development Co Ltd	244,800	5,487,030
		37,630,710
TOTAL REAL ESTATE		40,275,104
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	277,560	4,805,972
Kansai Electric Power Co Inc/The	396,600	6,006,300
		10,812,272
Gas Utilities - 0.1%
Osaka Gas Co Ltd	141,530	4,855,740
Tokyo Gas Co Ltd	124,200	4,794,725
		9,650,465
TOTAL UTILITIES		20,462,737
TOTAL JAPAN		2,117,297,681
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	69,915	3,047,793
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	88,043	1,473,153
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	47,873	3,762,756
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	178,374	12,493,731
TOTAL LUXEMBOURG		17,729,640
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	825,000	3,597,822
Sands China Ltd	1,016,000	1,907,008

TOTAL MACAU		5,504,830
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	77,093	2,571,577
NETHERLANDS - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	1,601,692	7,562,935
Entertainment - 0.1%
Universal Music Group NV	423,156	6,981,888
TOTAL COMMUNICATION SERVICES		14,544,823
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	50,286	4,230,174
Heineken NV	120,521	10,912,019
		15,142,193
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	370,042	14,661,891
Food Products - 0.0%
Magnum Ice Cream Co NV/The (b)	204,971	3,828,124
TOTAL CONSUMER STAPLES		33,632,208
Financials - 1.0%
Banks - 0.6%
ABN AMRO Bank NV depository receipt (e)	258,366	11,619,455
ING Groep NV	1,222,088	42,946,077
		54,565,532
Capital Markets - 0.0%
Euronext NV (d)	32,544	5,951,959
Financial Services - 0.2%
Adyen NV (b)(d)(e)	11,222	11,415,201
EXOR NV	36,954	2,953,116
		14,368,317
Insurance - 0.2%
ASR Nederland NV	65,631	5,364,368
NN Group NV	110,058	10,356,132
		15,720,500
TOTAL FINANCIALS		90,606,308
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	25,897	22,180,711
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	322,365	8,493,630
TOTAL HEALTH CARE		30,674,341
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	94,869	7,448,039
Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV	19,611	18,118,677
ASML Holding NV	162,429	267,674,137
BE Semiconductor Industries NV	29,713	6,792,748
		292,585,562
Software - 0.2%
Nebius Group NV Class A (b)(c)	84,507	16,090,977
TOTAL INFORMATION TECHNOLOGY		308,676,539
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	64,419	4,512,071
TOTAL NETHERLANDS		490,094,329
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	379,860	3,297,480
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	245,765	5,877,915
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	711,392	3,647,457
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	67,819	3,385,867
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	392,025	2,096,409
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	554,184	1,858,336
TOTAL UTILITIES		3,954,745
TOTAL NEW ZEALAND		20,163,464
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (d)(e)	320,649	1,439,075
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	257,678	3,637,807
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	182,042	3,891,502
Orkla ASA	303,827	3,374,893
Salmar ASA	28,372	1,543,209
TOTAL CONSUMER STAPLES		8,809,604
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	132,242	4,667,365
Equinor ASA	294,238	12,078,744
Var Energi ASA	391,755	1,951,025
TOTAL ENERGY		18,697,134
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	340,086	10,944,472
Insurance - 0.0%
Gjensidige Forsikring ASA	83,695	2,492,084
TOTAL FINANCIALS		13,436,556
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	174,844	5,464,394
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	538,164	4,964,040
TOTAL NORWAY		55,009,535
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	104,618	1,865,098
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	118,504	2,372,294
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	170,472	3,871,523
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	3,407,438	4,184,691
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	1,225,631	6,317,614
TOTAL PORTUGAL		16,746,122
SINGAPORE - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,102,800	10,735,373
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	157,333	16,793,724
Financials - 1.2%
Banks - 1.1%
DBS Group Holdings Ltd	862,805	49,781,041
Oversea-Chinese Banking Corp Ltd	1,369,864	31,114,026
United Overseas Bank Ltd	505,272	17,087,842
		97,982,909
Capital Markets - 0.1%
Singapore Exchange Ltd	336,300	6,411,293
TOTAL FINANCIALS		104,394,202
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	653,300	5,133,493
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	997,488	3,491,208
Industrial Conglomerates - 0.1%
Keppel Ltd	590,400	5,272,838
Passenger Airlines - 0.0%
Singapore Airlines Ltd	627,490	3,764,190
TOTAL INDUSTRIALS		17,661,729
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	264,450	13,928,615
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,552,795	4,954,305
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,722,925	3,450,981
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	979,865	2,030,620
TOTAL REAL ESTATE		10,435,906
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	374,000	1,608,607
TOTAL SINGAPORE		175,558,156
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	443,684	22,459,950
SPAIN - 3.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	199,900	6,209,706
Telefonica SA	1,542,328	6,367,800
TOTAL COMMUNICATION SERVICES		12,577,506
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	183,809	11,344,137
Specialty Retail - 0.3%
Industria de Diseno Textil SA	456,482	29,791,676
TOTAL CONSUMER DISCRETIONARY		41,135,813
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	462,570	14,118,115
Financials - 2.0%
Banks - 2.0%
Banco Bilbao Vizcaya Argentaria SA	2,357,681	66,090,305
Banco de Sabadell SA	1,997,162	7,657,566
Banco Santander SA	5,993,412	85,239,950
Bankinter SA	263,306	4,836,847
CaixaBank SA	1,469,787	21,350,636
		185,175,304
Insurance - 0.0%
Mapfre SA	386,613	1,976,778
TOTAL FINANCIALS		187,152,082
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	74,965	9,534,982
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	313,855	9,656,076
TOTAL INDUSTRIALS		19,191,058
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	31,418	2,057,845
Utilities - 0.9%
Electric Utilities - 0.8%
Acciona SA (c)	10,330	2,842,213
Endesa SA	130,783	6,388,414
Iberdrola SA	2,596,084	61,819,374
Redeia Corp SA	169,821	2,995,141
		74,045,142
Gas Utilities - 0.1%
Naturgy Energy Group SA	172,447	5,752,809
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	134,267	2,082,463
TOTAL UTILITIES		81,880,414
TOTAL SPAIN		358,112,833
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	987,290	4,580,714
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	229,439	3,974,820
TOTAL COMMUNICATION SERVICES		8,555,534
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(d)	51,337	3,925,942
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	177,026	3,242,008
TOTAL CONSUMER DISCRETIONARY		7,167,950
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	239,479	6,971,454
Financials - 0.9%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	612,413	14,361,368
Svenska Handelsbanken AB A Shares	569,686	8,710,823
Swedbank AB A1 Shares	343,443	13,741,760
		36,813,951
Capital Markets - 0.1%
EQT AB	180,901	6,149,593
Financial Services - 0.4%
Industrivarden AB A Shares	44,073	2,541,017
Industrivarden AB C Shares	67,130	3,839,344
Investor AB B Shares	724,310	31,262,882
L E Lundbergforetagen AB B Shares	30,214	1,813,373
		39,456,616
TOTAL FINANCIALS		82,420,160
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	74,784	3,695,926
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	134,041	8,422,844
Building Products - 0.2%
Assa Abloy AB B Shares	408,397	15,153,892
Nibe Industrier AB B Shares	596,889	2,390,765
		17,544,657
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	200,092	3,215,020
Construction & Engineering - 0.0%
Skanska AB B Shares	138,229	3,871,550
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	57,004	1,200,878
Lifco AB B Shares	88,682	3,017,472
		4,218,350
Machinery - 1.2%
Alfa Laval AB	121,076	7,166,247
Atlas Copco AB A Shares	1,053,792	22,266,444
Atlas Copco AB B Shares	620,525	11,459,465
Epiroc AB A Shares	258,543	6,628,172
Epiroc AB B Shares	159,113	3,485,641
Indutrade AB	114,345	2,867,571
Sandvik AB	433,065	16,194,352
SKF AB B Shares	142,756	3,864,915
Trelleborg AB B Shares	80,634	3,578,577
Volvo AB B Shares	649,517	24,845,159
		102,356,543
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	108,774	3,959,282
Beijer Ref AB B Shares	181,273	2,550,942
		6,510,224
TOTAL INDUSTRIALS		146,139,188
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,106,091	10,880,269
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	868,827	8,575,819
TOTAL INFORMATION TECHNOLOGY		19,456,088
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	118,941	5,955,669
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	248,308	2,822,808
TOTAL MATERIALS		8,778,477
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	288,910	1,582,569
Sagax AB B Shares	92,070	1,617,621
TOTAL REAL ESTATE		3,200,190
TOTAL SWEDEN		286,384,967
SWITZERLAND - 6.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	10,839	8,339,239
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	38,545	2,304,738
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	224,964	53,168,429
Swatch Group AG/The bearer shares	11,806	2,639,546
		55,807,975
TOTAL CONSUMER DISCRETIONARY		58,112,713
Consumer Staples - 1.3%
Food Products - 1.3%
Barry Callebaut AG (c)	1,493	2,081,280
Chocoladefabriken Lindt & Spruengli AG	394	4,547,578
Chocoladefabriken Lindt & Spruengli AG participation certificates	42	4,940,565
Nestle SA	1,078,205	107,767,743
TOTAL CONSUMER STAPLES		119,337,166
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise	12,605	1,980,129
Capital Markets - 0.9%
Julius Baer Group Ltd	86,206	7,579,284
Partners Group Holding AG	8,939	7,430,277
UBS Group AG	1,328,445	69,918,158
		84,927,719
Insurance - 0.8%
Helvetia Baloise Holding AG	32,243	8,646,524
Swiss Life Holding AG	11,642	13,749,498
Zurich Insurance Group AG	62,608	47,690,278
		70,086,300
TOTAL FINANCIALS		156,994,148
Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	20,586	5,601,979
Straumann Holding AG	46,709	5,784,456
		11,386,435
Life Sciences Tools & Services - 0.2%
Lonza Group AG	29,389	20,437,251
Pharmaceuticals - 0.4%
Galderma Group AG	77,154	16,789,598
Sandoz Group AG	174,922	14,228,302
		31,017,900
TOTAL HEALTH CARE		62,841,586
Industrials - 1.2%
Building Products - 0.1%
Belimo Holding AG	4,118	4,278,706
Geberit AG	13,486	8,877,790
		13,156,496
Electrical Equipment - 0.7%
ABB Ltd	655,879	64,708,326
Machinery - 0.2%
Schindler Holding AG	8,395	2,570,056
Schindler Holding AG participation certificate	16,746	5,273,711
VAT Group AG (d)(e)	11,299	8,413,629
		16,257,396
Marine Transportation - 0.1%
Kuehne + Nagel International AG	20,213	5,142,945
Professional Services - 0.1%
SGS SA	69,283	8,208,208
TOTAL INDUSTRIALS		107,473,371
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	60,556	6,148,106
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	68,988	7,437,444
EMS-Chemie Holding AG	2,936	2,968,866
Givaudan SA	3,864	15,437,838
Sika AG	63,798	14,353,953
TOTAL MATERIALS		40,198,101
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	33,576	5,473,829
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	8,286	1,372,374
TOTAL SWITZERLAND		566,290,633
UNITED KINGDOM - 11.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	2,398,435	6,507,004
Media - 0.1%
Informa PLC	532,320	6,355,033
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	7,722,465	12,255,476
TOTAL COMMUNICATION SERVICES		25,117,513
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	48,059	9,615,332
Diversified Consumer Services - 0.0%
Pearson PLC	197,696	3,336,051
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	711,590	22,564,519
Specialty Retail - 0.0%
Kingfisher PLC	707,234	2,950,537
TOTAL CONSUMER DISCRETIONARY		38,466,439
Consumer Staples - 2.1%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	83,998	9,194,421
Diageo PLC	931,755	20,469,106
		29,663,527
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	713,765	3,457,344
Marks & Spencer Group PLC	864,360	4,724,914
Tesco PLC	2,672,029	17,587,720
		25,769,978
Food Products - 0.0%
Associated British Foods PLC	118,243	3,321,979
Household Products - 0.2%
Reckitt Benckiser Group PLC	268,721	18,965,625
Personal Care Products - 0.6%
Unilever PLC	914,343	58,177,437
Tobacco - 0.7%
British American Tobacco PLC	840,343	50,976,000
Imperial Brands PLC	309,795	11,756,992
		62,732,992
TOTAL CONSUMER STAPLES		198,631,538
Financials - 4.0%
Banks - 3.2%
Barclays PLC	5,726,216	39,359,350
HSBC Holdings PLC	7,190,856	153,131,515
Lloyds Banking Group PLC	24,507,174	37,878,704
NatWest Group PLC	3,339,704	31,502,196
Standard Chartered PLC	744,870	22,024,024
		283,895,789
Capital Markets - 0.4%
3i Group PLC	407,370	15,682,844
London Stock Exchange Group PLC	186,535	20,983,791
Schroders PLC	337,020	2,673,077
		39,339,712
Financial Services - 0.1%
M&G PLC	932,822	4,494,529
Wise Group PLC Class A (United Kingdom)	300,452	3,586,097
		8,080,626
Insurance - 0.3%
Admiral Group PLC	108,953	5,538,858
Aviva PLC	1,267,825	11,865,832
Legal & General Group PLC	2,191,820	8,873,892
Standard Life PLC	294,823	3,667,519
		29,946,101
TOTAL FINANCIALS		361,262,228
Health Care - 1.7%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	321,628	5,031,215
Pharmaceuticals - 1.6%
Astrazeneca PLC	632,818	107,735,860
GSK PLC	1,697,651	44,143,784
		151,879,644
TOTAL HEALTH CARE		156,910,859
Industrials - 1.8%
Aerospace & Defense - 1.2%
BAE Systems PLC	1,226,012	34,707,582
Melrose Industries PLC	522,411	3,198,633
Rolls-Royce Holdings PLC	3,514,714	70,117,343
		108,023,558
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	1,057,080	4,868,126
Verisure PLC (b)	97,354	1,209,081
		6,077,207
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,122,000	10,512,333
Smiths Group PLC	127,359	4,534,943
		15,047,276
Machinery - 0.0%
Spirax Group PLC	30,894	2,891,716
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	482,465	2,811,815
Professional Services - 0.3%
Intertek Group PLC	64,416	5,070,093
RELX PLC	747,299	26,283,970
		31,354,063
Trading Companies & Distributors - 0.0%
Bunzl PLC	135,674	5,123,587
TOTAL INDUSTRIALS		171,329,222
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	154,900	7,369,457
Software - 0.0%
Sage Group PLC/The	386,498	5,069,424
TOTAL INFORMATION TECHNOLOGY		12,438,881
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	311,780	2,969,684
Industrial REITs - 0.1%
Segro PLC	509,862	6,631,157
TOTAL REAL ESTATE		9,600,841
Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	507,265	16,026,244
Multi-Utilities - 0.4%
Centrica PLC	1,933,041	4,038,147
National Grid PLC	2,081,247	33,312,134
		37,350,281
Water Utilities - 0.1%
Severn Trent PLC	113,398	4,612,474
United Utilities Group PLC	310,869	5,794,407
		10,406,881
TOTAL UTILITIES		63,783,406
TOTAL UNITED KINGDOM		1,037,540,927
UNITED STATES - 7.6%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	61,379	30,685,817
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Stellantis NV (Italy) (b)	848,764	4,856,568
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	59,702	9,594,111
TOTAL CONSUMER DISCRETIONARY		14,450,679
Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA	134,580	3,861,051
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	6,570,400	49,364,500
Shell PLC	2,350,074	107,566,896
		156,931,396
TOTAL ENERGY		160,792,447
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	510,189	4,848,533
Swiss Re AG	125,024	20,854,087
TOTAL FINANCIALS		25,702,620
Health Care - 3.6%
Health Care Equipment & Supplies - 0.2%
Alcon AG	209,111	14,324,407
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	86,237	3,552,147
Pharmaceuticals - 3.4%
Haleon PLC	3,727,503	18,248,216
Novartis AG	766,366	119,853,431
Roche Holding AG	294,004	128,591,521
Roche Holding AG bearer shares	12,278	5,446,089
Sanofi SA	456,539	39,313,342
		311,452,599
TOTAL HEALTH CARE		329,329,153
Industrials - 1.3%
Construction & Engineering - 0.1%
Ferrovial NV	200,452	13,115,520
Electrical Equipment - 0.8%
Schneider Electric SE	229,435	77,086,859
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	1,021	2,661,972
AP Moller - Maersk A/S Series B	1,398	3,753,809
		6,415,781
Professional Services - 0.2%
Experian PLC	377,032	14,225,310
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	171,800	12,253,279
TOTAL INDUSTRIALS		123,096,749
Information Technology - 0.0%
Software - 0.0%
Octave Intelligence PLC depository receipt	86,883	1,557,510
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	32,244	1,528,559
Holcim AG	213,500	19,390,964
TOTAL MATERIALS		20,919,523
TOTAL UNITED STATES		706,534,498
TOTAL COMMON STOCKS (Cost $5,180,188,815)		9,157,251,583

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	62,026	12,219,651
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Dr Ing hc F Porsche AG (e)	45,747	2,239,609
Porsche Automobil Holding SE	64,079	2,126,853
Volkswagen AG non-voting shares	86,291	7,457,443
TOTAL CONSUMER DISCRETIONARY		11,823,905
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	63,373	5,526,202
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	10,576	2,658,666
TOTAL GERMANY		20,008,773
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $30,073,027)		32,228,424

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $5,952,826)	3.64	5,960,000	5,954,032

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	69,873,668	69,887,642
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	40,069,833	40,073,840
TOTAL MONEY MARKET FUNDS (Cost $109,961,201)			109,961,482

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,326,175,869)	9,305,395,521
NET OTHER ASSETS (LIABILITIES) - 0.0%	726,028
NET ASSETS - 100.0%	9,306,121,549

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	733	9/2026	116,631,295	761,290

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,623,381 or 0.9% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $85,604,544 or 0.9% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,147,842.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $40,906,996.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	40,367,792	1,444,985,104	1,415,471,502	2,930,264	5,967	281	69,887,642	69,873,668
Fidelity Securities Lending Cash Central Fund	28,363,099	299,136,619	287,424,640	521,828	(1,238)	-	40,073,840	40,069,833
	68,730,891	1,744,121,723	1,702,896,142	3,452,092	4,729	281	109,961,482

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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